Franklin California Tax-Free Income Fund
Statement of Investments, December 31, 2019 (unaudited)
	Principal Amount	Value
Municipal Bonds 95.8%
California 94.9%
ABAG Finance Authority for Nonprofit Corporations COP, Santa Clara County and Butte Valley-Tulelake Rural Health Projects Inc., California Mortgage Insured, 6.65%, 10/01/22	$210,000	$210,930
ABAG Finance Authority for Nonprofit Corporations MFHR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39	5,500,000	5,507,260
ABAG Finance Authority for Nonprofit Corporations Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	11,351,670
Channing House, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/30	8,495,000	8,652,497
Channing House, California Mortgage Insured, Pre-Refunded, 6.125%, 5/15/40	17,635,000	17,969,889
Eskaton Properties Inc. Obligated Group, Refunding, 5.00%, 11/15/35	10,000,000	10,969,300
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/29	20,000,000	15,587,600
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/30	41,665,000	31,339,996
Alameda USD Alameda County GO, Election of 2014, Series A, 5.00%, 8/01/39	18,000,000	21,311,100
Alhambra City Elementary School District GO, Los Angeles County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/27	3,035,000	2,634,046
Alisal USD,
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/32	3,355,000	2,490,786
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/33	3,610,000	2,587,143
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 2/01/34	3,345,000	2,353,074
Alvord USD,
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn., 8/01/36	15,000,000	9,173,550
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	49,144,450
GO, Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	34,690,000	38,780,992
Anaheim City School District GO, Orange County, Election of 2010, AGMC Insured, Pre-Refunded, 6.25%, 8/01/40	7,500,000	8,128,350
Anaheim PFA Lease Revenue,
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/24	26,855,000	24,948,832
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/26	29,430,000	26,014,943
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/27	22,860,000	19,660,057
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/28	14,425,000	12,050,933
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/29	24,810,000	20,066,824
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/32	13,665,000	10,006,880
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/33	37,070,000	26,289,673
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/34	24,970,000	17,160,882
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 3/01/37	15,080,000	9,415,500
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Anaheim UHSD, GO, Orange County, Election of 2002, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	$8,570,000	$7,639,812
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, 5.00%, 8/01/39	11,750,000	13,594,397
Atascadero USD, GO, San Luis Obispo County, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	6,592,951
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., Pre-Refunded, 8/01/48	25,000,000	4,156,250
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., Pre-Refunded, 8/01/53	60,000,000	6,787,200
GO, Los Angeles County, Election of 2006, BAM Insured, Pre-Refunded, 5.00%, 8/01/43	5,000,000	5,723,950
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, 5.00%, 4/01/56	60,000,000	71,260,200
San Francisco Bay Area, Series S-4, AGMC Insured, Pre-Refunded, 5.125%, 4/01/48	20,000,000	22,709,400
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/42	84,260,000	94,084,716
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/47	72,000,000	79,807,680
San Francisco Bay Area, Subordinate, Refunding, Series S-8, 5.00%, 4/01/56	25,000,000	31,047,750
San Francisco Bay Area, Subordinate, Series S-2, Pre-Refunded, 5.00%, 10/01/50	75,000,000	77,315,250
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.00%, 4/01/43	36,040,000	40,778,539
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.125%, 4/01/48	27,355,000	31,060,782
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.25%, 4/01/53	33,000,000	37,602,180
Beaumont Public Improvement Authority Wastewater Revenue, Series A, AGMC Insured, 5.00%, 9/01/49	10,000,000	11,790,000
Beaumont USD,
GO, Riverside County, Capital Appreciation, Election of 2008, Series C, AGMC Insured, zero cpn., 8/01/40	11,000,000	5,838,690
GO, Riverside County, Election of 2008, Series C, AGMC Insured, Pre-Refunded, 5.75%, 8/01/36	6,200,000	6,677,090
Berkeley USD, GO, Alameda County, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,223,053
California Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, Series A, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,363,738
College of the Sequoias and Kern Community College District, Series A, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,268,275
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District, Series A, NATL Insured, 5.125%, 4/01/31	880,000	888,360
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,500,000	7,576,425
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34	10,295,000	10,875,432
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40	17,650,000	18,737,769
Asset-Backed, Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,525,000	8,645,373
California Health Facilities Financing Authority Revenue,
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/35	1,000,000	1,173,190
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	52,060,500
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/42	7,750,000	9,135,080
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/47	10,370,000	12,107,493
Children’s Hospital Los Angeles, Series A, AGMC Insured, Pre-Refunded, 5.25%, 7/01/38	17,000,000	17,358,870
Children’s Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	10,701,300
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.25%, 2/01/26	5,000,000	5,281,750
  |  2

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Health Facilities Financing Authority Revenue, (continued)
El Camino Hospital, 4.125%, 2/01/47	$11,000,000	$11,913,990
El Camino Hospital, 5.00%, 2/01/47	12,500,000	14,638,000
Feedback Foundation Inc. Olive Crest Treatment Centers and South California Alcohol and Drug Programs Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	390,000	391,689
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	25,000,000	28,182,500
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/44	385,000,000	425,490,450
Kaiser Permanente, Series A, Subseries A-2, 5.00%, 11/01/47	30,000,000	44,699,400
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	42,392,425
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 11/15/56	22,000,000	26,320,140
Lucile Salter Packard Children’s Hospital at Stanford, Series B, 5.00%, 8/15/55	12,960,000	15,184,325
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/34	1,000,000	1,175,350
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/39	1,450,000	1,683,291
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/44	1,160,000	1,333,408
Rady Children’s Hospital, 5.25%, 8/15/41	11,000,000	11,661,540
Sutter Health, Refunding, Series A, 5.00%, 8/15/43	20,000,000	23,179,000
Sutter Health, Refunding, Series A, 4.00%, 11/15/48	36,810,000	40,652,964
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	89,970,000	106,142,107
Sutter Health, Series A, 4.00%, 11/15/42	11,680,000	13,044,808
Sutter Health, Series A, 5.00%, 11/15/48	34,500,000	41,118,135
Sutter Health, Series A, 5.00%, 8/15/52	89,990,000	98,704,632
California HFA Municipal Certificates Revenue,
Class A, 4.25%, 1/15/35	35,319,198	41,452,376
Class A, Series 2, 4.00%, 3/20/33	30,000,000	34,364,400
California Infrastructure and Economic Development Bank Revenue,
Academy of Motion Picture Arts and Sciences Obligated Group, Refunding, Series A, 5.00%, 11/01/41	8,000,000	8,941,360
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	13,460,000	17,442,949
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	50,985,000	65,847,127
Clean Water State Revolving Fund, Green Bonds, 5.00%, 10/01/48	10,000,000	12,154,000
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/40	4,015,000	4,726,137
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/43	1,900,000	2,226,078
California Municipal Finance Authority Mobile Home Park Revenue, Caritas Projects, Senior, Refunding, Series A, 4.00%, 8/15/52	27,350,000	28,591,690
California State Community College Financing Authority College Housing Revenue, NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.25%, 5/01/53	8,150,000	9,508,198
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/45	10,000,000	11,480,900
Loma Linda University, Refunding, Series A, 5.00%, 4/01/47	11,000,000	12,786,070
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/26	7,620,000	6,749,796
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/27	7,365,000	6,350,177
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/28	4,120,000	3,449,140
  |  3

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Educational Facilities Authority Revenue, (continued)
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/30	$5,685,000	$4,452,151
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/31	7,615,000	5,763,794
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/32	7,615,000	5,576,388
Santa Clara University, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	4,137,459
Santa Clara University, Refunding, 5.00%, 4/01/45	15,495,000	17,706,601
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	37,404,557
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	56,950,000	84,157,862
Stanford University, Series U-4, 5.00%, 6/01/43	24,205,000	35,768,939
Stanford University, Series U-6, 5.00%, 5/01/45	90,580,000	135,482,318
Stanford University, Series V-1, 5.00%, 5/01/49	20,000,000	30,714,200
University of San Francisco, Refunding, Series A, 5.00%, 10/01/48	10,000,000	12,104,300
University of San Francisco, Refunding, Series A, 5.00%, 10/01/53	10,000,000	12,039,900
California State GO,
NATL Insured, 6.00%, 10/01/21	65,000	65,803
Refunding, AGMC Insured, 5.25%, 8/01/32	50,000,000	68,345,000
Various Purpose, 5.125%, 4/01/24	5,000	5,016
Various Purpose, 6.00%, 5/01/24	2,565,000	2,607,836
Various Purpose, 5.20%, 4/01/26	20,000	20,065
Various Purpose, 5.25%, 11/01/40	69,685,000	72,084,255
Various Purpose, 5.00%, 4/01/49	5,000,000	6,211,150
Various Purpose, 5.00%, 10/01/49	12,000,000	15,041,040
Various Purpose, AGMC Insured, 5.50%, 3/01/20	95,000	95,697
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	211,663
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,359,057
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	993,920
Various Purpose, NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,061,506
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	256,905
Various Purpose, Refunding, 5.00%, 4/01/29	21,000,000	27,388,830
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	25,206,500
Various Purpose, Refunding, 5.00%, 10/01/39	15,000,000	17,792,700
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	25,175,750
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	16,285,170
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	92,126,400
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	49,777,470
Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	28,634,500
Various Purpose, Refunding, 5.00%, 8/01/45	22,500,000	26,255,700
Various Purpose, Refunding, 5.00%, 8/01/46	20,000,000	23,679,400
Various Purpose, Refunding, 5.00%, 10/01/47	81,000,000	95,119,920
Various Purpose, Refunding, 5.00%, 11/01/47	10,000,000	12,151,400
California State Health Facilities Financing Authority Revenue,
City of Hope Obligated Group, 5.00%, 11/15/49	37,000,000	43,748,060
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	5,110,000	5,853,761
Providence Health and Services, Series A, Pre-Refunded, 5.00%, 10/01/38	3,890,000	4,605,215
  |  4

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State HFA, MF Green Mortgage-backed Revenue, Noble Towers Apartments, Green M-TEBS, Refunding, Series N, FNMA Insured, 2.35%, 12/01/35	$10,000,000	$10,006,300
California State Infrastructure and Economic Develpment Bank Lease Revenue, California State Teachers Retirement System Headquarters Expansion, Green Bonds,
Climate Bond Certified, 5.00%, 8/01/37	1,750,000	2,213,050
Climate Bond Certified, 5.00%, 8/01/38	1,400,000	1,764,364
Climate Bond Certified, 5.00%, 8/01/39	1,200,000	1,512,948
Climate Bond Certified, 5.00%, 8/01/44	12,000,000	14,926,680
Climate Bond Certified, 5.00%, 8/01/49	16,300,000	20,195,048
California State Municipal Finance Authority Revenue,
Channing House Project, Series B, California Mortgage Insured, 5.00%, 5/15/47	10,000,000	11,719,800
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/42	5,500,000	6,389,845
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/46	15,000,000	16,977,450
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/47	20,750,000	23,933,465
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/42	5,100,000	5,904,831
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/47	4,000,000	4,598,960
Eisenhower Medical Center, Series A, Pre-Refunded, 5.75%, 7/01/40	7,000,000	7,164,990
Inland Regional Center Project, Refunding, 5.00%, 6/15/45	23,300,000	26,295,215
LINXS APM Project, senior lien, Series A, 5.00%, 12/31/43	78,650,000	91,874,997
NCROC-Paradise Valley Estates Project, Series A, California Mortgage Insured, 5.00%, 1/01/43	10,000,000	11,944,100
NCROC-Paradise Valley Estates Project, Series A, California Mortgage Insured, 5.00%, 1/01/49	18,990,000	22,446,560
NorthBay Healthcare Group, Series A, 5.25%, 11/01/41	5,500,000	6,337,870
NorthBay Healthcare Group, Series A, 5.00%, 11/01/47	8,650,000	9,702,100
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	38,335,923
University of La Verne, Refunding, Series A, 4.00%, 6/01/47	8,000,000	8,765,680
California State Municipal Finance Authority Student Housing Revenue, CHF-Davis I LLC - West Village Student Housing Project, 5.00%, 5/15/48	10,000,000	11,801,700
California State PCFA Revenue, San Jose Water Co. Project, 4.75%, 11/01/46	15,000,000	16,908,150
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 11/21/45	9,155,000	10,834,576
California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B, AGMC Insured, ETM, 5.90%, 9/01/26	1,325,000	1,554,119
California State Public Works Board Lease Revenue,
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	18,244,523
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	52,044,428
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	19,347,278
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	31,303,760
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 5.50%, 3/01/25	8,700,000	8,765,424
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 6.00%, 3/01/35	10,000,000	10,083,100
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	44,983,200
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	16,076,100
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/39	23,000,000	26,595,590
Systemwide, Refunding, Series A, 5.00%, 11/01/39	19,920,000	24,891,434
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,105,000	35,045,622
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,645,000	31,629,733
Systemwide, Refunding, Series A, 5.00%, 11/01/43	16,870,000	20,854,188
Systemwide, Refunding, Series A, 5.00%, 11/01/43	11,000,000	12,872,530
Systemwide, Refunding, Series A, 5.00%, 11/01/44	32,345,000	37,077,397
  |  5

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State University Revenue, (continued)
Systemwide, Refunding, Series A, 5.00%, 11/01/47	$63,000,000	$75,276,180
Systemwide, Refunding, Series A, 5.00%, 11/01/50	17,385,000	21,301,493
Systemwide, Series A, 5.00%, 11/01/44	45,130,000	56,735,631
Systemwide, Series A, 5.00%, 11/01/49	90,295,000	112,889,518
Systemwide, Series A, 5.00%, 11/01/51	40,470,000	50,432,905
California Statewide CDA,
COP, Citrus Valley Health Partners Inc., NATL Insured, 5.125%, 4/01/23	4,915,000	4,933,284
COP, Insured Health Facilities, UniHealth America, Series A, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/25	4,540,000	4,848,856
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,207,400
California Statewide CDA Revenue,
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/35	9,250,000	10,872,635
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/48	67,585,000	80,216,636
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	19,105,690
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	57,398,880
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.25%, 10/01/43	3,000,000	3,375,720
Huntington Memorial Hospital Project, 5.00%, 7/01/48	7,980,000	9,489,736
Insured Health Facility, CLARE Foundation Inc. and Principals Inc., Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	315,000	316,027
Insured Health Facility, North County Serenity House Inc., Refunding, California Mortgage Insured, 5.50%, 1/01/28	2,560,000	2,569,062
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	96,340,777
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,298,080
The Redwoods, a Community of Seniors Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,288,680
The Redwoods, a Community of Seniors Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	8,262,680
California Statewide CDA Student Housing Revenue,
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding, 5.125%, 5/15/31	8,000,000	8,427,520
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding, 5.375%, 5/15/38	8,500,000	8,963,590
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Monterey Merced Los Angeles san Bernardino County, Series A, AGMC Insured, 5.25%, 10/01/24	275,000	275,930
Campbell USD,
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/20	5,000,000	4,967,850
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/21	6,280,000	6,169,221
Carlsbad USD,
GO, San Diego County, Capital Appreciation, Election of 2006, Series B, 6.00%, 5/01/34	14,000,000	16,904,440
GO, San Diego County, Capital Appreciation, Election of 2006, Series C, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/35	33,000,000	36,776,850
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,023,740
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,766,222
Centinela Valley UHSD,
GO, Los Angeles County, Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50	3,850,000	4,239,890
GO, Los Angeles County, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	20,244,132
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%, 11/01/22	1,675,000	1,737,796
  |  6

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Chaffey Community College District GO, San Bernardino County, Election of 2018, Series A, 5.00%, 6/01/48	$30,000,000	$36,516,300
Chaffey Joint UHSD, GO, San Bernardino County, Election of 2012, Series B, 5.00%, 8/01/44	27,500,000	31,598,325
Charter Oak USD, GO, Los Angeles County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/40	5,000,000	5,799,400
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	8,982,720
Chula Vista IDR, San Diego Gas and Electric Co., Refunding, Series A, 5.875%, 2/15/34	17,500,000	17,568,425
Cloverdale USD, GO, Sonoma County, Election of 2018, Refunding, Series B, 4.00%, 8/01/49	10,000,000	11,186,800
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/36	8,000,000	5,180,480
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/37	8,000,000	4,978,400
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/40	7,500,000	4,198,200
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/43	10,000,000	5,009,900
Coalinga-Huron Joint USD, GO, Fresno Monterey and San Benito Counties, Election of 2016, Series B, BAM Insured, 5.00%, 8/01/48	13,210,000	15,622,806
College of the Sequoias Visalia Area ID No. 2 GO, Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,061,200
Colton Joint USD, GO, San Bernardino and Riverside Counties, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	8,245,505
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	10,000,000	10,206,600
Redevelopment Project, second lien, Series B, 6.00%, 8/01/35	11,160,000	11,400,610
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	10,000,000	10,212,700
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	2,203,652
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	2,444,172
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	1,292,494
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25	4,655,000	4,235,864
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26	6,080,000	5,402,931
GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/44	20,000,000	23,144,400
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,609,025
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	17,911,637
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32	8,520,000	10,547,930
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,015,000	1,046,678
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,623,200
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/36	7,355,000	8,760,173
Alameda and Contra Costa Counties, Series C, 5.00%, 6/01/44	14,000,000	15,876,700
Alameda and Contra Costa Counties, Series C, 4.00%, 6/01/45	9,070,000	10,013,552
Eastern California Municipal Water District Financing Authority Water and Wastewater Revenue, Series B, 5.00%, 7/01/46	30,705,000	35,564,066
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/38	1,500,000	1,745,520
Escondido UHSD,
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/33	3,500,000	3,549,805
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/37	2,500,000	2,535,475
  |  7

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Fairfax Elementary School District GO,
Capital Appreciation, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48	$10,380,000	$3,799,495
Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,431,440
Folsom Cordova USD, GO, School Facilities ID No. 5, Election of 2014, Sacramento County, Series C, 4.00%, 10/01/43	17,500,000	19,640,950
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	25,573,762
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	46,436,253
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	32,333,235
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	35,000,000	38,377,500
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter, 1/15/32	37,260,000	41,009,101
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	61,171,500
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	103,376,280
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	30,173,589
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	5,570,431
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	68,601,249
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	19,374,948
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	21,655,922
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	13,558,200
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,770,560
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	30,241,956
Refunding, Series A, 5.75%, 1/15/46	260,000,000	298,932,400
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	11,173,000
Series A, Pre-Refunded, 6.00%, 1/15/49	305,000,000	366,475,800
Series A, Pre-Refunded, 6.00%, 1/15/53	190,000,000	228,296,400
Fort Bragg USD, GO, Election of 2008, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	4,380,000	4,670,657
Fowler USD,
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	1,668,143
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	1,556,350
GO, Fresno County, Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,636,374
Franklin-McKinley School District GO, Santa Clara County, Election of 2010, Series C, BAM Insured, Pre-Refunded, 5.00%, 8/01/44	5,000,000	5,723,950
Freddie Mac MF ML Certificates Revenue, Pass - Through ML06, Class A, 2.493%, 7/25/35	52,905,839	53,551,512
Fresno USD,
GO, Capital Appreciation, Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	11,607,120
GO, Capital Appreciation, Election of 2010, Refunding, Series B, zero cpn., 8/01/41	35,000,000	8,643,600
GO, Refunding, Series C, NATL Insured, 5.90%, 2/01/20	2,065,000	2,072,806
GO, Refunding, Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,241,080
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/31	2,500,000	2,797,025
Fullerton School District GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	3,030,000	2,888,832
Glendale Community College District GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/28	15,000,000	11,424,150
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	4,535,000	4,550,011
  |  8

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Series A, 5.00%, 6/01/35	$25,000,000	$29,201,000
Asset-Backed, Series A, 5.00%, 6/01/40	212,525,000	245,610,892
Asset-Backed, Series A, 5.00%, 6/01/45	308,395,000	354,185,490
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/35	28,340,000	33,390,471
Grossmont UHSD, GO, San Diego County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	4,777,799
Hacienda La Puente USD, GO, Los Angeles County, Election of 2016, Series A, 4.00%, 8/01/47	655,000	721,777
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter, 8/01/33	20,000,000	25,244,800
Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	13,749,608
Hayward USD, GO, Alameda County, Capital Appreciation, Election of 2008, Series A, AGMC Insured, Pre-Refunded, zero cpn., 8/01/38	9,875,000	2,717,896
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, Pre-Refunded, 5.375%, 8/01/34	7,750,000	7,948,400
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL Insured, zero cpn., 8/01/28	10,005,000	8,470,533
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,051,540
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed, Inland Empire Tobacco Securitization Corp., Capital Appreciation, Series B, Pre-Refunded, 5.75%, 6/01/26	11,140,000	11,360,572
Irvine USD Special Tax,
CFD No. 01-1, South Irvine Communities, Refunding, BAM Insured, 5.00%, 9/01/38	7,000,000	7,990,290
CFD No. 09-1, Series D, 5.00%, 3/01/57	10,000,000	11,508,300
Jefferson UHSD San Mateo County GO,
Refunding, Series A, NATL Insured, 6.45%, 8/01/25	3,045,000	3,565,756
Refunding, Series A, NATL Insured, 6.45%, 8/01/29	3,075,000	4,054,019
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,671,655
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,528,120
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,096,760
Jurupa USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/39	10,165,000	11,863,165
La Habra COP, Park La Habra and Viewpark Refinancing Project, Refunding, Series A, AGMC Insured, 5.25%, 9/01/40	7,900,000	8,099,791
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%, 8/15/28	1,855,000	1,897,461
La Palma Community Development Commission Tax Allocation, La Palma Community Development Project No. 1, Refunding, 6.10%, 6/01/22	170,000	171,882
Lake Elsinore USD,
COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,146,900
GO, Riverside County, General, Election of 2016, Series B, 4.00%, 8/01/49	12,330,000	13,593,208
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/45	11,540,000	4,974,086
Lammersville Joint USD, GO, Election of 2016, Series A, 4.00%, 8/01/46	41,340,000	45,076,723
Lancaster School District GO,
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 8/01/25	5,495,000	5,003,033
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 7/01/26	5,965,000	5,320,422
  |  9

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Lawndale RDA Tax Allocation,
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	$10,280,000	$10,313,410
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,104,594
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	20,990,000	7,506,654
Lodi USD, GO, San Joaquin County, Election of 2016, 4.00%, 8/01/41	15,000,000	16,681,050
Long Beach Bond Finance Authority Natural Gas Purchase Revenue,
Series A, 5.50%, 11/15/28	8,000,000	10,240,880
Series A, 5.00%, 11/15/29	17,465,000	21,933,246
Series A, 5.50%, 11/15/30	5,000,000	6,588,450
Series A, 5.00%, 11/15/35	69,800,000	92,521,296
Series A, 5.50%, 11/15/37	35,000,000	49,473,550
Long Beach Harbor Revenue,
Series A, 5.00%, 5/15/44	12,210,000	15,239,057
Series A, 5.00%, 5/15/49	18,205,000	22,594,954
Long Beach USD, GO, County of Los Angeles, Election of 2016, Series B, 4.00%, 8/01/45	19,500,000	22,213,620
Los Angeles Community College District GO,
Election of 2008, Series K, 4.00%, 8/01/38	9,360,000	10,538,892
Election of 2008, Series K, 4.00%, 8/01/39	3,000,000	3,367,080
Refunding, 5.00%, 8/01/38	10,000,000	11,976,300
Los Angeles County MTA Sales Tax Revenue,
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/35	17,655,000	21,414,809
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/37	10,970,000	13,228,394
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/38	28,160,000	33,792,000
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/39	10,000,000	11,963,200
Los Angeles County Revenue, TRAN, 5.00%, 6/30/20	25,000,000	25,497,000
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, District No. 20, Green Bonds, Refunding, Series A, 4.00%, 10/01/42	16,430,000	18,046,876
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	19,724,230
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/35	80,000,000	81,148,800
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	30,000,000	30,430,800
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/41	14,500,000	16,609,315
Los Angeles International Airport, Subordinate, Refunding, Series A, 5.00%, 5/15/49	10,000,000	12,071,900
Los Angeles International Airport, Subordinate, Refunding, Series E, 5.00%, 5/15/43	15,005,000	18,691,428
Los Angeles International Airport, Subordinate, Refunding, Series E, 5.00%, 5/15/48	33,145,000	40,989,759
Los Angeles International Airport, Subordinate, Refunding, Series F, 5.00%, 5/15/44	18,000,000	21,867,120
Los Angeles International Airport, Subordinate, Refunding, Series F, 3.00%, 5/15/49	18,500,000	18,484,275
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/44	60,000,000	71,950,200
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/47	33,000,000	38,754,210
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/41	12,500,000	14,602,750
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/46	53,000,000	61,477,350
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/49	17,000,000	20,444,200
Los Angeles International Airport, Subordinate, Series E, 5.00%, 5/15/44	42,325,000	52,121,544
Los Angeles International Airport, Subordinate, Series E, 5.00%, 5/15/49	62,940,000	77,039,819
  |  10

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/35	$15,105,000	$17,714,238
Power System, Refunding, Series A, 5.00%, 7/01/36	17,795,000	20,832,251
Power System, Refunding, Series A, 5.00%, 7/01/46	15,000,000	17,717,100
Power System, Refunding, Series C, 5.00%, 7/01/42	36,860,000	46,331,177
Power System, Refunding, Series C, 5.00%, 7/01/49	127,130,000	158,271,765
Power System, Series A, 5.00%, 7/01/42	7,710,000	9,233,265
Power System, Series A, 5.00%, 7/01/47	11,000,000	13,086,040
Power System, Series B, 5.00%, 7/01/35	11,995,000	14,441,740
Power System, Series B, 5.00%, 7/01/43	62,000,000	70,226,780
Power System, Series D, 5.00%, 7/01/44	51,940,000	59,606,344
Power System, Series E, 5.00%, 7/01/44	34,000,000	39,018,400
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	88,726,039
Water System, Refunding, Series A, 5.00%, 7/01/46	62,660,000	74,088,557
Water System, Refunding, Series B, 5.00%, 7/01/48	10,000,000	12,243,100
Water System, Series A, 5.00%, 7/01/43	13,805,000	16,838,649
Water System, Series A, 5.00%, 7/01/44	72,060,000	86,132,597
Water System, Series A, 5.00%, 7/01/44	50,000,000	57,426,500
Water System, Series A, 5.00%, 7/01/48	22,375,000	27,122,527
Los Angeles Harbor Department Revenue, Exempt Facility, Refunding, Series B, 5.00%, 8/01/44	10,300,000	11,724,284
Los Angeles Mortgage Revenue, FHA Insured Mortgage Loans, Section 8 Assisted Projects, Refunding, Series 1, NATL Insured, 6.50%, 7/01/22	225,000	225,846
Los Angeles Wastewater System Revenue,
Green Bonds, Refunding, Series C, 5.00%, 6/01/45	24,690,000	28,796,194
Green Bonds, Series A, 5.00%, 6/01/44	9,000,000	10,507,230
Los Angels Department of Water and Power Revenue,
Power System, Refunding, Series D, 5.00%, 7/01/44	17,430,000	21,820,617
Power System, Series D, 5.00%, 7/01/49	22,000,000	27,389,120
Los Gatos-Saratoga Joint UHSD,
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/39	10,635,000	11,461,765
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/44	16,090,000	17,231,103
Madera County COP,
Valley Children’s Hospital Project, NATL Insured, 5.00%, 3/15/23	6,960,000	6,985,265
Valley Children’s Hospital Project, NATL Insured, 5.75%, 3/15/28	27,500,000	27,605,050
McFarland PFAR, Water and Wastewater Financing Projects, Series A, AGMC Insured, 5.00%, 10/01/40	5,115,000	5,251,161
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%, 8/01/41	7,500,000	7,916,100
The Metropolitan Water District of Southern California Water Revenue, Authorization, Series A, 5.00%, 7/01/40	10,000,000	11,754,600
Midpeninsula Regional Open Space District GO, Green Bond, 4.00%, 9/01/48	11,220,000	12,592,767
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM, 5.50%, 1/15/24	8,860,000	9,614,783
Modesto High School District Stanislaus County GO,
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/21	9,660,000	9,468,829
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	10,815,000	10,278,143
Capital Appreciation, Series A, NATL Insured, zero cpn., 5/01/27	12,770,000	11,185,754
  |  11

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Monterey Peninsula USD,
GO, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/41	$17,500,000	$18,846,625
GO, Election of 2010, Series C, 5.00%, 8/01/41	11,190,000	13,253,100
Moorpark USD, GO, Capital Appreciation, Election of 2008, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	4,385,125
Moreno Valley USD,
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/27	6,315,000	5,638,853
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/28	6,625,000	5,798,266
GO, Riverside County, Election of 2014, Series A, AGMC Insured, 5.00%, 8/01/44	29,220,000	33,797,021
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/28, 6.25% thereafter, 8/01/43	55,000,000	54,825,650
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	39,133,500
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%, 7/01/22	5,440,000	5,869,270
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	420,000	420,840
Newport Mesa USD, GO, Capital Appreciation, Election of 2005, zero cpn. to 7/31/21, 6.30% thereafter, 8/01/42	20,000,000	25,697,000
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	1,980,000	2,132,381
Oak Grove School District GO, Capital Appreciation, Election of 2008, Series B-1, Pre-Refunded, zero cpn., 6/01/41	36,240,000	8,324,328
Oak View USD, GO, San Joaquin County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/49	1,895,000	1,939,987
Oceanside USD,
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	6,469,537
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	4,644,867
GO, San Diego County, Refunding, 5.00%, 8/01/48	12,000,000	13,908,840
Ontario-Montclair School District GO, San Bernardino County, Election of 2016, Series A, 5.00%, 8/01/46	11,765,000	14,006,585
Orange County Sanitation District Revenue, Wastewater, Refunding, Series A, 5.00%, 2/01/36	8,350,000	9,713,054
Orange County Water District Revenue COP,
Series B, NATL Insured, ETM, 5.00%, 8/15/28	13,740,000	17,016,990
Series B, NATL Insured, ETM, 5.00%, 8/15/34	3,305,000	4,447,340
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,702,395
Orange Special Tax, CFD No. 06-1, Del Rio Public Improvements, Refunding, AGMC Insured, 5.00%, 10/01/40	7,500,000	8,624,775
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%, 8/01/44	10,755,000	11,469,562
Palomar Community College District GO,
Capital Appreciation, Election of 2006, Series B, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39	69,410,000	82,221,004
Election of 2006, Series C, 5.00%, 8/01/44	35,120,000	40,842,804
Palomar Health Revenue, Refunding, AGMC Insured, 5.00%, 11/01/47	35,000,000	41,062,700
Palomar Pomerado Health GO,
Capital Appreciation, Election of 2004, Series A, Assured Guaranty, 7.00% thereafter, 8/01/38	36,000,000	49,831,560
Capital Appreciation, Election of 2004, Series A, zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	80,391,600
Paramount USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/43	32,000,000	7,887,360
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48	28,000,000	4,636,240
GO, Los Angeles County, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	11,884,328
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/48	2,450,000	2,728,198
  |  12

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Pasadena Electric Revenue, Refunding, Series A, 4.00%, 6/01/46	$22,625,000	$24,627,991
Patterson Joint USD,
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/22	1,900,000	1,831,391
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/23	1,985,000	1,879,120
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/24	2,075,000	1,922,550
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/25	2,170,000	1,962,657
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/26	2,265,000	1,994,310
Perris SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	18,127,647
Perris UHSD,
COP, School Financing Project, BAM Insured, 5.00%, 10/01/48	10,000,000	12,211,600
GO, Riverside County, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42	5,000,000	5,625,300
Pittsburg USD, GO, Contra Costa County, Refunding, 4.00%, 8/01/44	11,000,000	12,102,640
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, Pre-Refunded, 5.50%, 9/01/46	9,980,000	10,721,314
Placentia-Yorba Linda USD,
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/43	27,955,000	14,136,005
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/46	89,200,000	38,785,052
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/49	85,000,000	32,913,700
Pleasanton USD, COP, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	4,000,000	4,094,960
Pomona USD, GO, Election of 2008, Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	16,967,840
Poway RDA Successor Agency Tax Allocation,
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/31	10,180,000	13,675,099
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/32	11,215,000	15,244,213
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 6/15/33	5,835,000	8,018,807
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding, Series B, zero cpn., 8/01/46	45,000,000	20,177,550
The Regents of the University of California Revenue,
General, Refunding, Series AZ, 5.00%, 5/15/48	62,325,000	75,959,840
Limited Project, Refunding, Series O, 5.00%, 5/15/48	20,000,000	24,307,200
Limited Project, Refunding, Series O, 5.00%, 5/15/58	10,000,000	12,064,500
Rialto USD, GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/41	27,000,000	31,825,440
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn., 8/01/35	10,000,000	6,864,600
Ripon USD,
GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, 5.00%, 8/01/42	2,315,000	2,651,948
GO, Capital Appreciation, Election of 2012, Series A, BAM Insured, Pre-Refunded, 5.00%, 8/01/42	705,000	807,077
Riverside County Asset Leasing Corp. Leasehold Revenue,
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/01/23	14,160,000	13,518,694
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/01/24	13,005,000	12,207,533
Riverside County SFMR,
Capital Appreciation, Mortgage, Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	24,716,507
Capital Appreciation, Mortgage, Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	24,834,734
  |  13

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Riverside County Transportation Commission Sales Tax Revenue, Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/39	$11,000,000	$12,611,720
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	11,135,300
Riverside Electric Revenue, Refunding, Series A, 5.00%, 10/01/43	11,535,000	12,951,152
Riverside Sewer Revenue, Refunding, Series A, 5.00%, 8/01/40	25,000,000	29,040,250
RNR School Financing Authority Special Tax, CFD No. 92-1, Subordinate, Refunding, Series A, BAM Insured, 5.00%, 9/01/36	11,145,000	13,035,415
Rocklin USD,
CFD No. 3 GO, Subordinate, 4.00%, 9/15/49	11,825,000	13,098,552
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/25	8,160,000	7,495,450
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/26	8,695,000	7,781,590
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/27	9,080,000	7,919,667
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/28	16,615,000	14,089,852
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project, Series R, NATL Insured, ETM, 5.00%, 8/01/37	1,380,000	1,421,842
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,016
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,944,250
Sacramento City USD, GO, Election of 2012, Measure Q, Series E, 4.00%, 5/01/47	20,000,000	21,539,400
Sacramento County Airport System Revenue,
Senior, 5.00%, 7/01/40	9,000,000	9,163,170
Senior, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,844,000
Subordinate, Refunding, Series B, 5.00%, 7/01/41	9,000,000	10,641,510
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/44	25,000,000	28,351,250
Sacramento MUD Electric Revenue,
Series G, 5.00%, 8/15/38	22,390,000	28,572,998
Series G, 5.00%, 8/15/39	10,000,000	12,716,400
Series G, 5.00%, 8/15/40	23,575,000	29,778,290
Series G, 5.00%, 8/15/41	12,500,000	15,745,125
Sacramento Transient Occupancy Tax Revenue,
Convention Center Complex, Senior, Series A, 5.00%, 6/01/43	13,865,000	16,703,027
Convention Center Complex, Senior, Series A, 5.00%, 6/01/48	12,000,000	14,331,480
Convention Center Complex, Subordinate, Series C, 5.00%, 6/01/48	9,415,000	11,228,423
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	24,437,790
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%, 9/01/30	5,435,000	5,770,666
San Bernardino Community College District GO,
Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/48	66,390,000	27,311,518
San Bernardino and Riverside Counties, Election of 2008, Series A, 4.00%, 8/01/44	7,520,000	8,434,056
San Bernardino and Riverside Counties, Election of 2008, Series A, 4.00%, 8/01/49	25,000,000	27,816,750
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	7,710,000	6,943,318
San Buenaventura Public Facilities Financing Authority Wastewater Revenue,
Series C, 5.00%, 1/01/39	8,500,000	9,619,280
Series C, 5.00%, 1/01/44	10,840,000	12,231,639
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,649,698
San Diego Community College District GO, Capital Appreciation, Election of 2002, 6.00%, 8/01/33	26,880,000	35,023,027
San Diego County COP, The Salk Institute for Biological Studies, Pre-Refunded, 5.125%, 7/01/40	15,000,000	15,303,600
  |  14

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	$5,645,000	$6,452,574
Subordinate, Refunding, Series A, 5.00%, 7/01/27	11,565,000	11,800,695
Subordinate, Refunding, Series B, 4.00%, 7/01/44	3,000,000	3,328,770
Subordinate, Refunding, Series B, 5.00%, 7/01/44	7,500,000	9,308,925
Subordinate, Refunding, Series B, 5.00%, 7/01/49	5,000,000	6,038,500
San Diego County Regional Airport Revenue, Subordinate, Governmental, Refunding, Series A, 5.00%, 7/01/49	6,500,000	8,016,775
San Diego County Regional Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.00%, 4/01/48	25,000,000	29,414,750
Series A, Pre-Refunded, 5.00%, 4/01/44	54,915,000	64,345,004
Series A, Pre-Refunded, 5.00%, 4/01/48	20,000,000	23,434,400
San Diego USD,
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/21	12,160,000	11,951,456
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/22	8,440,000	8,189,501
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/23	11,120,000	10,636,725
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, 6.00%, 7/01/33	104,505,000	127,774,083
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/48	29,840,000	29,450,290
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	62,599,212
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Refunding, Series R-2, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	82,932,015
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/40	56,510,000	65,651,058
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/45	34,370,000	39,640,983
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series G, 5.00%, 7/01/40	13,000,000	15,102,880
GO, Election of 2012, Series L, 4.00%, 7/01/49	47,000,000	53,411,270
San Francisco City and County Airport Commission International Airport Revenue,
Refunding, Second Series, Series A, 5.00%, 5/01/42	20,910,000	24,683,000
Refunding, Second Series, Series A, 5.00%, 5/01/47	49,090,000	57,536,916
Refunding, Second Series, Series A, 5.00%, 5/01/49	25,000,000	30,023,500
Refunding, Second Series, Series B, 5.00%, 5/01/47	70,725,000	85,265,353
Refunding, Second Series, Series D, 5.00%, 5/01/48	117,910,000	139,940,304
Refunding, Second Series, Series D, 5.25%, 5/01/48	120,000,000	145,164,000
Refunding, Second Series, Series E, 5.00%, 5/01/48	44,650,000	54,075,168
Second Series, Series B, 5.00%, 5/01/44	31,000,000	35,267,150
Second Series, Series B, 5.00%, 5/01/46	12,500,000	14,425,125
Second Series, Series E, 5.00%, 5/01/45	30,000,000	36,199,200
San Francisco City and County MFHR, Eastern Park Apartments, Series J, 2.55%, 7/01/39	56,506,000	56,412,765
San Francisco City and County Public Utilities Commission Water Revenue,
Sub-Series A, Pre-Refunded, 5.00%, 11/01/36	23,490,000	25,714,738
Sub-Series A, Pre-Refunded, 5.00%, 11/01/41	5,800,000	6,232,274
Sub-Series A, Pre-Refunded, 5.00%, 11/01/43	71,735,000	78,529,022
San Francisco City and County RDA Successor Agency Tax Allocation, Transbay Infrastructure Projects, third lien, Series B, AGMC Insured, 5.00%, 8/01/46	10,000,000	11,859,400
  |  15

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Gabriel USD,
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 8/01/26	$3,530,000	$3,169,516
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 2/01/27	1,850,000	1,643,503
San Jacinto USD,
COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,495,925
COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	12,351,360
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	11,428,012
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	125,239,407
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	168,190,473
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	193,800,256
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	173,349,521
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	174,092,718
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	5,700,000	5,372,022
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/28	33,545,000	29,814,796
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/29	37,050,000	31,874,115
senior lien, Refunding, Series A, 5.00%, 1/15/44	125,000,000	142,001,250
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	486,355,800
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/41	10,000,000	11,794,600
Refunding, Series A, 5.00%, 3/01/47	20,000,000	23,399,400
Refunding, Series B, 5.00%, 3/01/47	10,000,000	11,976,000
San Jose Financing Authority Lease Revenue, Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	20,943,478
San Jose Special Hotel Tax Revenue,
Convention Center Expansion and Renovation Project, 6.50%, 5/01/36	10,000,000	10,684,800
Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	10,686,100
San Jose USD,
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/27	7,105,000	6,399,829
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/29	7,105,000	6,058,149
San Juan USD,
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/26	15,825,000	13,364,054
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/27	18,605,000	16,312,864
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/28	19,470,000	16,609,468
San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Refunding, Series A, BAM Insured, 5.00%, 9/01/37	10,000,000	11,678,700
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	17,111,700
San Marcos School Financing Authority Lease Revenue, AGMC Insured, Pre-Refunded, 5.00%, 8/15/40	15,635,000	16,031,191
San Marino USD, GO, Los Angeles County, Capital Appreciation, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25	6,080,000	5,599,558
San Mateo Foster City PFA Wastewater Revenue, Clean Water Program, 5.00%, 8/01/49	29,000,000	36,042,940
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 12/15/43	11,535,000	13,801,051
GO, Capital Appreciation, Election of 2000, Series B, NATL Insured, zero cpn., 9/01/22	5,000,000	4,839,250
  |  16

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Sanger Financing Authority Wastewater Revenue,
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/35	$2,360,000	$2,617,806
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/43	3,225,000	3,553,950
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,228,860
Sanger USD, GO, Fresno County, Election of 2016, Series A, BAM Insured, 4.00%, 8/01/41	10,000,000	11,054,900
Santa Ana CRDA Tax Allocation,
Merged Project Area, Series A, Pre-Refunded, 6.25%, 9/01/24	7,005,000	7,433,426
Merged Project Area, Series A, Pre-Refunded, 6.75%, 9/01/28	13,500,000	14,401,800
Santa Ana USD, COP, Financing Project, Capital Appreciation, AGMC Insured, zero cpn., 4/01/24	14,245,000	12,187,880
Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	540,000	550,924
Santa Cruz County RDA Tax Allocation, Refunding, Series A, BAM Insured, 5.00%, 9/01/35	20,000,000	23,698,000
Santa Maria Joint UHSD, GO, Santa Barbara and San Luis Obispo Counties, Election of 2004, 4.00%, 8/01/37	14,230,000	15,354,455
Santa Paula Utility Authority Wastewater Enterprise Revenue,
Series A, 5.00%, 2/01/45	16,495,000	18,927,353
Series A, 5.00%, 2/01/50	21,050,000	24,026,680
Saugus/Hart School Facilities Financing Authority Lease Revenue,
Series A, AGMC Insured, 5.00%, 9/01/35	2,000,000	2,046,240
Series A, AGMC Insured, 5.00%, 9/01/40	1,500,000	1,534,050
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A, AGMC Insured, zero cpn., 8/01/42	49,000,000	23,877,210
Semitropic ID of Semitropic Water Storage District Revenue, second lien, Refunding, Series A, AGMC Insured, 5.00%, 12/01/45	10,000,000	11,553,100
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	11,966,284
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/33	17,500,000	22,835,400
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41	22,870,000	24,361,581
Southern Mono Health Care District GO,
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/28	2,340,000	1,942,691
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/29	2,440,000	1,959,613
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/30	2,550,000	1,975,970
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/31	2,660,000	1,988,403
Southwestern Community College District GO, Election of 2008, Series D, 5.00%, 8/01/44	10,000,000	11,492,400
Stanislaus USD, GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	3,400,000	3,614,540
Sulphur Springs USD,
COP, AGMC Insured, ETM, 6.50%, 12/01/37	2,150,000	2,436,918
COP, Refunding, AGMC Insured, 6.50%, 12/01/37	11,390,000	14,309,485
Temple City USD, GO, Election of 2012, Series A, Pre-Refunded, 5.00%, 8/01/43	10,000,000	11,447,900
Truckee PFA Tax Allocation Revenue,
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.00%, 9/01/30	1,255,000	1,285,534
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.375%, 9/01/37	5,000,000	5,134,600
Tulare County Board of Education COP,
Capital Improvement Projects, BAM Insured, Pre-Refunded, 5.375%, 5/01/33	3,185,000	3,653,450
Capital Improvement Projects, BAM Insured, Pre-Refunded, 5.50%, 5/01/38	8,305,000	9,560,467
Capital Improvement Projects, BAM Insured, Pre-Refunded, 5.50%, 5/01/43	10,855,000	12,495,950
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	2,125,000	2,182,694
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.25%, 9/01/39	3,250,000	3,343,600
  |  17

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Union Elementary School District GO,
Santa Clara County, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn., 9/01/24	$2,000,000	$1,871,840
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/25	5,500,000	5,047,130
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/26	5,850,000	5,243,414
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	75,000,000	82,876,500
Refunding, Series L, 5.00%, 5/15/47	49,575,000	57,449,989
University of California Revenue,
Limited Project, Refunding, Series I, 5.00%, 5/15/40	22,990,000	26,759,440
Limited Project, Refunding, Series I, 5.00%, 5/15/50	25,420,000	29,217,748
Limited Project, Refunding, Series K, 4.00%, 5/15/46	19,850,000	21,768,899
Limited Project, Refunding, Series O, 5.00%, 5/15/39	14,400,000	17,853,120
Limited Project, Refunding, Series O, 5.00%, 5/15/43	30,120,000	36,848,507
Limited Project, Series M, 5.00%, 5/15/37	15,410,000	18,934,575
Refunding, Series AR, 5.00%, 5/15/41	13,760,000	16,353,898
Upland COP,
San Antonio Community Hospital, Pre-Refunded, 6.50%, 1/01/41	34,130,000	36,000,324
San Antonio Regional Hospital, Refunding, 5.00%, 1/01/47	14,400,000	16,498,512
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45	62,900,000	27,802,429
Val Verde USD,
GO, Riverside County, Convertible Capital Appreciation, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn. to 7/31/22, 6.125% thereafter, 8/01/34	1,000,000	1,238,240
GO, Riverside County, Election of 2012, Refunding, Series B, BAM Insured, 5.00%, 8/01/44	15,000,000	17,418,450
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	3,620,000	3,630,317
Ventura County Revenue, TRAN, 5.00%, 7/01/20	43,000,000	43,859,570
Vista RDA Successor Agency Tax Allocation, Vista Redevelopment Project, Refunding, Series B-1, AGMC Insured, 5.00%, 9/01/37	3,020,000	3,505,827
Vista USD,
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 8/01/26	7,150,000	6,457,594
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 2/01/27	4,795,000	4,256,809
Washington Township Health Care District GO, Series B, 5.00%, 8/01/45	15,000,000	17,426,100
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	11,000,000	11,212,190
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 6.50%, 8/01/41	4,000,000	4,350,120
West Sacramento Area Flood Control Agency Assessment Revenue,
5.25%, 9/01/41	9,030,000	9,611,351
AGMC Insured, 5.00%, 9/01/40	3,000,000	3,487,650
AGMC Insured, 5.00%, 9/01/45	7,500,000	8,659,650
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	4,940,000	6,458,951
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,077,200
Western Riverside Water and Wastewater Financing Authority Revenue,
Eastern Municipal Water District ID, Assured Guaranty, 5.50%, 9/01/34	1,750,000	1,755,915
Eastern Municipal Water District ID, Assured Guaranty, 5.625%, 9/01/39	2,500,000	2,508,650
  |  18

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Municipal Bonds (continued)
	California (continued)
	Wiseburn School District GO,
	Los Angeles County, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/40	$9,215,000	$9,473,573
	Los Angeles County, Election of 2010, Series B, AGMC Insured, Pre-Refunded, 5.625%, 5/01/41	10,000,000	10,741,800
			15,658,505,616
	U.S. Territories 0.9%
	Puerto Rico 0.9%
	Children’s Trust Fund Tobacco Settlement Revenue,
	Asset-Backed, Refunding, 5.50%, 5/15/39	6,210,000	6,324,140
	Asset-Backed, Refunding, 5.625%, 5/15/43	16,000,000	16,294,080
[a]	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	9,475,000	1,954,219
[a]	Puerto Rico Electric Power Authority Power Revenue,
	Series A-RSA-1, 5.00%, 7/01/29	20,000,000	15,200,000
	Series A-RSA-1, 7.00%, 7/01/33	50,000,000	39,250,000
	Series A-RSA-1, 5.00%, 7/01/42	24,000,000	18,240,000
	Series WW-RSA-1, 5.00%, 7/01/28	12,030,000	9,142,800
	Series WW-RSA-1, 5.25%, 7/01/33	32,250,000	24,590,625
	Series XX-RSA-1, 5.25%, 7/01/40	14,000,000	10,675,000
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,800,000	5,952,250
			147,623,114
	Total Municipal Bonds before Short Term Investments (Cost $13,666,902,051)		15,806,128,730
	Short Term Investments 3.6%
	Municipal Bonds 3.6%
	California 3.6%
[b]	California State GO,
	Kindergarten, Refunding, Series A2, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.35%, 5/01/34	4,400,000	4,400,000
	Kindergarten - University Public Education Facilities, Refunding, Series A1, LOC Citibank, Daily VRDN and Put, 1.37%, 5/01/34	6,800,000	6,800,000
	Series A-3, LOC Bank of Montreal, Daily VRDN and Put, 1.36%, 5/01/33	3,200,000	3,200,000
[b]	California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Facility Bonds, Series B, Daily VRDN and Put, 1.25%, 11/01/35	20,040,000	20,040,000
[b]	California Statewide CDA Revenue, Rady Children’s Hospital-San Diego, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 1.29%, 8/15/47	15,535,000	15,535,000
[b]	Eastern Municipal Water District Water and Wastewater Revenue, Refunding, Series A, SPA Bank of America, Daily VRDN and Put, 1.44%, 7/01/46	50,295,000	50,295,000
[b]	Irvine 1915 Act Special Assessment,
	Limited Obligation Improvement, AD No. 94-13, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.50%, 9/02/22	9,000,000	9,000,000
	Limited Obligation Improvement, AD No. 97-16, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.50%, 9/02/22	11,800,000	11,800,000
[b]	Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put, 1.36%, 10/01/41	36,745,000	36,745,000
  |  19

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	California (continued)
[b]	Los Angeles Department of Water and Power Revenue,
	Power System, Refunding, Series A, Subseries A-4, SPA Bank of America, Daily VRDN and Put, 1.44%, 7/01/35	$30,700,000	$30,700,000
	Power System, Refunding, Series B, Subseries B-6, SPA TD Bank National Association, Daily VRDN and Put, 1.44%, 7/01/34	14,800,000	14,800,000
[b]	The Metropolitan Water District of Southern California Water Revenue,
	Refunding, Series A, SPA Toronto Dominion Bank, Daily VRDN and Put, 1.51%, 7/01/37	94,360,000	94,360,000
	Refunding, Series B-3, SPA Citibank, Daily VRDN and Put, 1.44%, 7/01/35	7,000,000	7,000,000
	SIFMA Index Mode, Subordinate, Refunding, Series E, Weekly VRDN and Put, 1.55%, 7/31/20	20,000,000	19,997,200
	Special, Refunding, Series A-1, SPA Toronto Dominion Bank, Daily VRDN and put, 1.51%, 7/01/37	72,015,000	72,015,000
[b]	Santa Clara Valley Transportation Authority Sales Tax Revenue, 2000 Measure A, Refunding, Series D, SPA TD Bank National Association, Daily VRDN and Put, 1.35%, 4/01/36	11,500,000	11,500,000
[b]	Southern California Public Power Authority Revenue, Magnolia Power Project, Refunding, Series A, LOC US Bank National Association, Daily VRDN and Put, 1.37%, 7/01/36	43,350,000	43,350,000
[b]	University of California Revenue,
	General, Refunding, Series AL-1, Daily VRDN and Put, 1.40%, 5/15/48	52,225,000	52,225,000
	General, Refunding, Series AL-2, Daily VRDN and Put, 1.42%, 5/15/48	34,125,000	34,125,000
	General, Refunding, Series AL-3, Daily VRDN and Put, 1.42%, 5/15/48	55,655,000	55,655,000
	Total Short Term Investments (Cost $593,545,000)		593,542,200
	Total Investments (Cost $14,260,447,051) 99.4%		16,399,670,930
	Other Assets, less Liabilities 0.6%		105,444,183
	Net Assets 100.0%		$16,505,115,113

See Abbreviations on page 23.
[a]Defaulted security or security for which income has been deemed uncollectible.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  20

Franklin California Tax-Free Income Fund
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
  |  21

Franklin California Tax-Free Income Fund
Notes to Statements of Investments (unaudited)
4.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
5.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
  |  22

Franklin California Tax-Free Income Fund
Notes to Statements of Investments (unaudited)
Abbreviations
Selected Portfolio

1915 Act	Improvement Bond Act of 1915
ABAG	The Association of Bay Area Governments
AD	Assessment District
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
CDA	Community Development Authority/Agency
CFD	Community Facilities District
COP	Certificate of Participation
CRDA	Community Redevelopment Authority/Agency
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority/Agency
ID	Improvement District
IDR	Industrial Development Revenue
LOC	Letter of Credit
MF	Multi-Family
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
MUD	Municipal Utility District
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PCFA	Pollution Control Financing Authority
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue
RDA	Redevelopment Agency/Authority
RSA	Restructuring Support Agreement
SFMR	Single Family Mortgage Revenue
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
TRAN	Tax and Revenue Anticipation Note
UHSD	Unified/Union High School District
USD	Unified/Union School District
XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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